OTHER BALANCE SHEET INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OTHER BALANCE SHEET INFORMATION

3.            OTHER BALANCE SHEET INFORMATION

Components of selected captions in the accompanying balance sheets as of September 30, 2015 and December 31, 2014 consist of:

	September 30, 2015	December 31, 2014
Prepaid expenses & other:

Prepaid insurance	$19,236	$24,576
Deferred closing costs	196,282	83,941
Annual license fees	166,666	--
Other	29,280	50,332
Prepaid expenses & other	$411,464	$158,849

Accrued expenses & other:
Professional fees	$23,598	$47,028
Accrued dividends Series A and B Preferred Stock	975,371	588,588
Deferred salary	88,958	63,542
Accrued interest on notes payable	224,944	53,749
Research and development	23,228	170,292
Other	233,345	151,412
Accrued expenses and other	$1,569,444	$1,074,611

Components of selected captions in the accompanying balance sheets as of December 31, 2014 and 2013 consist of:

	December 31, 2014	December 31, 2013
Prepaid expenses and other:

Prepaid insurance	$24,576	$10,679
Deferred closing costs	83,941	-
Other	50,332	42,280
Prepaid expenses and other	$158,849	$52,959

Property and equipment:

Computers and office equipment	$67,217	$60,653
Machinery and equipment	112,421	112,421
Leasehold improvements	-	25,171
Less: accumulated depreciation and amortization	(167,911)	(162,816)
Property and equipment, net	$11,727	$35,429

Accrued expenses and other:
Professional fees	$47,028	$51,646
Accrued dividends Series B Preferred Stock	588,588	122,876
Deferred salary	63,542	-
Accrued interest on Notes Payable	53,749	-
Research and development	170,292	35,988
Other	151,412	29,163
Accrued expenses	$1,074,611	$239,673